Label	Element	Value
Short Duration Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

July 31, 2019

Morgan Stanley Institutional Fund Trust

Supplement dated July 31, 2019 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2019

Short Duration Income Portfolio

This supplement supersedes and replaces the Prospectus supplement for the Short Duration Income Portfolio dated June 21, 2019.

Effective August 1, 2019, the Short Duration Income Portfolio's primary benchmark index will change to the Bloomberg Barclays 1-3 Year U.S. Government/Credit Index.

Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective August 1, 2019, the following is hereby added to the end of the first paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses":

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of Morgan Stanley Institutional Fund Trust Ultra-Short Income or Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $250,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary, on page 50 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Effective August 1, 2019, the table in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of Morgan Stanley Institutional Fund Trust Ultra-Short Income or Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $250,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Effective August 1, 2019, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Example" is hereby deleted and replaced with the following:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective August 1, 2019, the first paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, substantially all of the Fund's assets will be invested in investment grade fixed-income securities denominated in U.S. dollars. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Fund invests primarily in U.S. government securities, investment grade corporate bonds and mortgage- and asset-backed securities. The Fund will ordinarily seek to maintain an average duration of approximately three years or less. With respect to corporate issuers, the Fund will not purchase securities with remaining maturities of more than 5.25 years.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective August 1, 2019, the row with respect to Class A in the table entitled "Average Annual Total Returns" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Performance Information" is hereby deleted and replaced with the following:

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Effective August 1, 2019, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 1.00%.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Short Duration Income Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Short Duration Income Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 156
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,058
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.81%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.21%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.52%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.11%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007	[1]
Short Duration Income Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Short Duration Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Short Duration Income Portfolio | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none

[1]	Effective August 1, 2019, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 1.00%.